Fair Value of Financial Instruments - Securitized mortgage collateral And mortgage borrowings (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 16, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value of Financial Instruments
Aggregate sales price for sale of consolidated securitization trusts	$ 37,500	$ 37,500
Increase in fair value of securitization trust assets		9,200	$ (1,828)	$ 9,248	$ (5,373)	$ 6,471	$ (13,081)
Transaction Costs Related To Transfer of Securitization Trust		$ 277